Derivative Instruments - Not Designated as Hedging Instruments (Details) - Not designated as hedging instruments - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Gain impact of derivative instruments not designated as hedging instruments
Gain impact that derivative instruments not designated as hedging instruments had on results of operations	$ 619,805	$ 136,696
Futures
Gain impact of derivative instruments not designated as hedging instruments
Gain impact that derivative instruments not designated as hedging instruments had on results of operations	640,873	82,058
Currency forwards
Gain impact of derivative instruments not designated as hedging instruments
Gain impact that derivative instruments not designated as hedging instruments had on results of operations	(20,697)	53,833
Options
Gain impact of derivative instruments not designated as hedging instruments
Gain impact that derivative instruments not designated as hedging instruments had on results of operations	(373)	$ 805
Interest rate swaps
Gain impact of derivative instruments not designated as hedging instruments
Gain impact that derivative instruments not designated as hedging instruments had on results of operations	$ 2
Virtu Financial, LLC and subsidiaries
Gain impact of derivative instruments not designated as hedging instruments
Gain impact that derivative instruments not designated as hedging instruments had on results of operations			$ (112,018)	$ 191,909	$ 285,773
Virtu Financial, LLC and subsidiaries | Futures
Gain impact of derivative instruments not designated as hedging instruments
Gain impact that derivative instruments not designated as hedging instruments had on results of operations			(78,234)	191,046	291,087
Virtu Financial, LLC and subsidiaries | Currency forwards
Gain impact of derivative instruments not designated as hedging instruments
Gain impact that derivative instruments not designated as hedging instruments had on results of operations			(32,785)	(1,817)	(5,002)
Virtu Financial, LLC and subsidiaries | Options
Gain impact of derivative instruments not designated as hedging instruments
Gain impact that derivative instruments not designated as hedging instruments had on results of operations			(987)	$ 2,680	$ (312)
Virtu Financial, LLC and subsidiaries | Interest rate swaps
Gain impact of derivative instruments not designated as hedging instruments
Gain impact that derivative instruments not designated as hedging instruments had on results of operations			$ (12)